Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
16.	RELATED PARTY TRANSACTIONS

Related parties

The following is a list of related parties which the Group has transactions with:

No.	Name of Related Parties	Relationship
1	Zhejiang Baiqianyin Network Technology Co., Ltd (“Zhejiang Baiqianyin”)	An entity which has a common director of the Board of Directors with the Group

2	Shanghai Shenghan	An entity which the Group holds 16.56% equity interests

3	Shanghai Aoshu Enterprise Management Partnership (Limited Partnership) (“Shanghai Aoshu”)	An entity which is the Group’s employee stock ownership platform, and has a common director of the Board of Directors with the Group

4	Jiaxing Sound Core Intelligent Technology Co., Ltd	An entity which Shanghai Shenghan holds 20% equity interests

5	Hui Yuan	Chairman of the board, one of the major shareholders holding 10.24% (excluded the preferred shares) equity interests of the Company

6	Jiaxing Chiyu Investment Partnership (limited Partnership)	A predecessor shareholder which holds 5.44% equity interests of the Company

7	Zhizhen Guorui	An entity which the Group holds 26% equity interests

8	Shanghai Machinemind Intelligent Technology Co., Ltd.	An entity which the Group holds 18% equity interests

Amounts due from related parties

Amounts due from related parties consisted of the following for the periods indicated:

	As of December 31,
	2024	2025
Due from related parties-current
Other receivables
Zhizhen Guorui (a)	$13,587,536	$14,092,369
Shanghai Aoshu (b)	19,255	20,098
Allowance for credit losses	(19,255)	(14,091,111)
Total	13,587,536	21,356

(a).	The balance consisted of:

(i)	On March 31, 2023, the Group entered into agreement to provide a loan to Zhizhen Guorui, an equity investment of the Group, with a maximum amount of $14,084,705 (RMB100.0 million) and interest-free. As of December 31, 2024, the actual loan provided by the Group to Zhizhen Guorui amounted to $13,480,745 (RMB98.4 million). The Group anticipates that it will be able to repay the loan within one year. For the years ended December 31, 2025, the Group made full provision of receivables based on the management’s estimation of the collectability of the receivable;

(ii)	As of December 31, 2024 and 2025, the prepayment of $106,791 and $21,356 to Zhizhen Guorui for the purchase of technology development service.
(b).	Other receivable from Shanghai Aoshu was the payment to an employee on behalf of Shanghai Aoshu. For the years ended December 31, 2023, 2024 and 2025, the Group made full provision of receivables from Shanghai Aoshu based on the management’s estimation of the collectability of the receivable from Shanghai Aoshu;

Amounts due to related parties

Amount due to related parties consisted of the following for the periods indicated:

	As of December 31,
	2024	2025
Due to related parties-current
Accounts payable
Shanghai Shenghan	$67,068	$70,004

Hui Yuan	150,000
Subtotal-due to related parties-current	217,068	70,004

Due to related parties-non current
Hui Yuan(c)	$7,336,833	$7,602,043
Subtotal-due to related parties-non current	7,336,833	7,602,043
Total	$7,553,901	$7,672,047

(c)	Hui Yuan provided several interest-free loans to the Group for its daily operation needs before 2022. In 2023, the Group entered into agreement with Hui Yuan to establish an annual interest rate for the outstanding loans. The interest shall be calculated at an annual rate of 6.8% based on the actual number of days used from January 1, 2023. The maturity of the loans from Hui Yuan will be extended based on mutual consent. As of December 31, 2024 and 2025, the corresponding balance due to Hui Yuan was $7,336,833 and $7,602,043, respectively.

Significant transactions with related parties

	For the years ended December 31,
Nature	2023	2024	2025
Technology service fee payable
Zhizhen Guorui	$661,010	$699,404		$180,173
Shanghai Shenghan	-	7,991		3,409

Technology service fee paid
Zhizhen Guorui	$684,412	$878,512		$92,499
Shanghai Shenghan	112,980	21,888		3,409

Loans from a related party
Hui Yuan	$400,000	$-		$-

Repayment of loans from a related party
Hui Yuan	$-	$812,747		$474,786

Interest-free loans from related parties
Zhejiang Baiqianyin	$290,076	$-	$
Hui Yuan	-	150,000		-

Interest-free loans repayment to related parties
Jiaxing Chiyu Investment Partnership (limited Partnership)	$-	$416,916		$-
Hui Yuan	1,355,760	-		150,000
Jiaxing Sound Core Intelligent Technology Co., LTD	31,776	-		-
Zhejiang Baiqianyin	141	-		-

Interest-free loans to a related party
Zhizhen Guorui	$13,896,539	$-		$-